Annual Fund Operating Expenses - Cutler Equity Fund	Oct. 27, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Cutler Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	0.05%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.99%